UNAUDITED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Common Stock Subscriptions	Additional Paid-In Capital	Due From Stockholder	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2013	7,781,175
Beginning Balance, Amount at Dec. 31, 2013	$ 7,782	$ (100,000)	$ 3,341,991		$ (673,333)	$ 2,576,440
Collection of subscription receivable		100,000				100,000
Issuance of common stock in public offering at $5.75 per unit, completed on December 19,2014, net offering costs, Shares	1,391,305
Issuance of common stock in public offering at $5.75 per unit, completed on December 19,2014, net offering costs, Amount	$ 1,391		6,730,878			6,732,269
Stock based compensation			33,972			33,972
Net loss					(2,937,032)	(2,937,032)
Ending Balance, Shares at Dec. 31, 2014	9,172,480
Ending Balance, Amount at Dec. 31, 2014	$ 9,173	0	10,106,841		$ (3,610,365)	6,505,649
Issuance of common stock in public offering at $5.75 per unit, completed on December 19,2014, net offering costs, Amount						0
Issuance of common stock to underwriters, Shares	208,695
Issuance of common stock to underwriters, Amount	$ 208		1,083,928			1,084,136
Value of common stock to acquire Streamline on date of closing, at $4.50 per share, Shares	1,875,000
Value of common stock to acquire Streamline on date of closing, at $4.50 per share, Amount	$ 1,875		8,435,625			8,437,500
Stock based compensation			253,659			253,659
Issuance of warranty to Steve Gorlin on November 9, 2015			284,858			284,858
Due from shareholder for issuance of convertible debt			(20,000)			(2,000)
Net loss					$ (5,623,077)	(6,523,077)
Ending Balance, Shares at Dec. 31, 2015	11,256,175
Ending Balance, Amount at Dec. 31, 2015	$ 11,256	$ 0	20,144,911	$ (20,000)	(10,133,442)	10,022,725
Conversion of promissory note on January 25, 2016, Shares	552,041
Conversion of promissory note on January 25, 2016, Amount	$ 552		1,071,961			1,072,513
Warrant price modification on January 25, 2016			18,050			18,050
Warrant price modification on February 16, 2016			7,670			7,670
Repayment of due from stockholder through forgone director fees				5,000		5,000
Stock based compensation			261,991			261,991
Net loss					(1,832,286)	(1,832,286)
Ending Balance, Shares at Mar. 31, 2016	11,808,216
Ending Balance, Amount at Mar. 31, 2016	$ 11,808		$ 21,524,583	$ (15,000)	$ (11,965,728)	$ 9,555,663